RELATED PARTIES - Balances recognized in assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Balances receivable (payable)	R$ 21,283	R$ 34,923
Trade accounts receivable
RELATED PARTIES
Balances receivable (payable)	23,761	36,727
Trade accounts payable
RELATED PARTIES
Balances receivable (payable)	(2,478)	(1,804)
Controlling Shareholders
RELATED PARTIES
Balances receivable (payable)	3	(125)
Suzano Holding S.A.
RELATED PARTIES
Balances receivable (payable)	3	(125)
Related Party Transactions With Suzano Group And Related Parties [Member]
RELATED PARTIES
Balances receivable (payable)	21,280	35,048
Bexma | Reimbursement for expenses
RELATED PARTIES
Balances receivable (payable)	1	1
Bizma | Reimbursement for expenses
RELATED PARTIES
Balances receivable (payable)	1	2
Ecofuturo | Social services
RELATED PARTIES
Balances receivable (payable)	(9)	(33)
Ibema | Sale of pulp
RELATED PARTIES
Balances receivable (payable)	23,755	36,721
Ibema | Purchase of products
RELATED PARTIES
Balances receivable (payable)	(2,467)	R$ (1,643)
Management | Reimbursement for expenses
RELATED PARTIES
Balances receivable (payable)	R$ (1)